UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22960

Eubel Brady & Suttman Mutual Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (513) 869-4300

Date of fiscal year end: July 31

Date of Reporting Period: 07/01/2022 - 06/30/2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EUBEL BRADY & SUTTMAN INCOME & APPRECIATION FUND
Proxy Voting Record July 1, 2022 to June 30, 2023

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By	Mgmt Recommendation	Fund Vote	For/Against Mgmt

Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Richard D. Fairbank	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Ime Archibong	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Christine Detrick	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Ann Fritz Hackett	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Peter Thomas Killalea	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Cornelis "Eli" Leenaars	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Francois Locoh-Donou	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Peter E. Raskind	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Eileen Serra	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Mayo A. Shattuck, III	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Bradford H. Warner	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Elect Director Craig Anthony Williams	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Eliminate Supermajority Vote Requirement	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Amend Omnibus Stock Plan	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Ratify Ernst & Young LLP as Auditors	Management	For	For	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Adopt Simple Majority Vote	Shareholder	Against	For	Against
Capital One Financial Corporation	COF	14040H105	04-May-23	Report on Board Oversight of Risks Related to Discrimination	Shareholder	Against	Against	For
Capital One Financial Corporation	COF	14040H105	04-May-23	Disclose Board Skills and Diversity Matrix	Shareholder	Against	For	Against

Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director Deirdre P. Connelly	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director Ellen G. Cooper	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director William H. Cunningham	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director Reginald E. Davis	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director Eric G. Johnson	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director Gary C. Kelly	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director M. Leanne Lachman	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director Dale LeFebvre	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director Janet Liang	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director Michael F. Mee	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Elect Director Lynn M. Utter	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Ratify Ernst & Young LLP as Auditors	Management	For	For	For
Lincoln National Corporation	LNC	534187109	25-May-23	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Against	Against
Lincoln National Corporation	LNC	534187109	25-May-23	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year	For
Lincoln National Corporation	LNC	534187109	25-May-23	Amend Omnibus Stock Plan	Management	For	Against	Against
Lincoln National Corporation	LNC	534187109	25-May-23	Require Independent Board Chair	Shareholder	Against	For	Against
Lincoln National Corporation	LNC	534187109	25-May-23	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Shareholder	Against	For	Against

EUBEL BRADY & SUTTMAN INCOME FUND
Proxy Voting Record - July 1, 2022 to June 30, 2023

The Fund held no securities that were entitled to vote during the reporting period.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Eubel Brady & Suttman Mutual Fund Trust
/s/ Scott E. Lundy
By (Signature and Title)*	Scott E. Lundy, President
Date	August 25, 2023

* Print the name and title of each signing officer under his or her signature.